Transfer of financial assets, assets pledged and received as collateral (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Summary of assets not freely disposable

Financial assets pledged as collateral
in EUR million	2024	2023
Banks
– Cash and balances with central banks	397	322
– Loans and advances to banks	2,211	3,305
Financial assets at fair value through profit or loss	28,905	23,641
Financial assets at fair value through OCI	3,037	1,896
Securities at amortised cost	3,184	2,672
Loans and advances to customers	67,706	73,860
Other assets	503	357
	105,944	106,052

Schedule of financial assets received as collateral

Financial assets received as collateral
in EUR million	2024	2023
Total received collateral available for sale or repledge at fair value
– equity securities	22,815	33,234
– debt securities	140,285	119,908

of which sold or repledged at fair value
– equity securities	12,024	20,526
– debt securities	90,708	86,448

Schedule of transfer of financial assets not qualifying for derecognition

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	4,141	3,894	3		7,273	7,357	16,929	11,780
Financial assets at fair value through other comprehensive income			603	328			1,956	470
Loans and advances to customers								2,396
Securities at amortised cost			635	431			819	465

Associated liabilities at carrying amount[1]
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	7,005	11,010	11,901	9,467
[1]The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.